UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $      728,030
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ANNALY CAP MGMT INC          COM            035710409      611    35,000 SH       DEFINED                X      0    0
APPLE INC                    COM            037833100    1,603     4,600 SH       DEFINED                X      0    0
CEDAR SHOPPING CTRS INC      COM            150602209      449    74,400 SH       DEFINED                X      0    0
CITIGROUP INC                COM            172967101      866   196,000 SH       DEFINED                X      0    0
COSTAMARE INC                COM            Y1771G102    2,678   154,000 SH       DEFINED                X      0    0
ENTROPIC COMMUNICATIONS INC  COM            29384R105      803    95,000 SH       DEFINED                X      0    0
HOLLY CORP                   COM            453758305      547     9,000 SH       DEFINED                X      0    0
HUNTINGTON BANKSHARES INC    COM            446150104      664   100,000 SH       DEFINED                X      0    0
ISHARES TR INDEX             RUSSELL1000GR  464287614      363     6,000 SH       DEFINED                X      0    0
LAS VEGAS SANDS CORP         COM            517834107      507    12,000 SH       DEFINED                X      0    0
LEAR CORP                    COM            521865204    1,759    36,000 SH       DEFINED                X      0    0
MGM RESORTS INTERNATIONAL    COM            552953101      500    38,000 SH       DEFINED                X      0    0
MAGNA INTL INC               COM            559222401    2,036    42,500 SH       DEFINED                X      0    0
POTASH CORP                  COM            73755L107    1,768    30,000 SH       DEFINED                X      0    0
ALBEMARLE CORP               COM            012653101    3,706    62,000 SH       DEFINED    1           X      0    0
ALLIED NEVADA GOLD CORP      COM            019344100  186,177 5,402,700 SH       DEFINED    1           X      0    0
AMERICAN CAMPUS CMNYTS INC   COM            024835100   12,375   375,000 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL AGENCY CORP COM            02503X105   15,153   520,000 SH       DEFINED    1           X      0    0
ANNALY CAPITAL MGMT INC      COM            035710409    3,490   200,000 SH       DEFINED    1           X      0    0
APPLE INC                    COM            037833100    7,493    21,500 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO        COM            075887109   39,603   497,100 SH       DEFINED    1           X      0    0
BOSTON PROPERTIES INC        COM            101121101   24,282   256,000 SH       DEFINED    1           X      0    0
CEDAR SHOPPING CTRS INC      COM            150602209    1,620   268,600 SH       DEFINED    1           X      0    0
CISCO SYSTEMS                COM            17275R102    2,830   165,000 SH       DEFINED    1           X      0    0
CITIGROUP INC                COM            172967101    3,554   804,000 SH       DEFINED    1           X      0    0
COOPER TIRE & RUBBER CO      COM            216831107      927    36,000 SH       DEFINED    1           X      0    0
CROWN CASTLE INTL CORP       COM            228227104    1,255    29,500 SH       DEFINED    1           X      0    0
DITIGAL RLTY TR INC          COM            253868103   24,710   425,000 SH       DEFINED    1           X      0    0
ENTROPIC COMMUNICATIONS INC  COM            29384R105    2,958   350,000 SH       DEFINED    1           X      0    0
EXXON MOBIL CORP             COM            30231G102   15,606   185,500 SH       DEFINED    1           X      0    0
FISERV INC                   COM            337738108    2,829    45,100 SH       DEFINED    1           X      0    0
GENERAL GROWTH PPTYS INC     COM            370023103   21,924 1,416,256 SH       DEFINED    1           X      0    0
GENERAL MTRS CO              JR PFD CNV SRB 37045V209    6,748   176,764 SH       DEFINED    1           X      0    0
GOLDEN MINERALS CO           COM            381119106   14,050   660,850 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   10,957 1,401,100 SH       DEFINED    1           X      0    0
HOLLY CORP                   COM            435758305    2,370    39,000 SH       DEFINED    1           X      0    0
HUNTINGTON BANCSHARES INC    COM            446150104    3,320   500,000 SH       DEFINED    1           X      0    0
INTEL CORP                   COM            458140100   38,017 1,883,900 SH       DEFINED    1           X      0    0
LEAR CORPORATION             COM            521865204    7,037   144,000 SH       DEFINED    1           X      0    0
MACK CALI RLTY CORP          COM            554489104   17,995   530,822 SH       DEFINED    1           X      0    0
MATTEL INC                   COM            577081102    5,958   239,000 SH       DEFINED    1           X      0    0
MCCORMICK & CO INC           COM            579780206    1,937    40,500 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC          COM            580645109   33,979   862,400 SH       DEFINED    1           X      0    0
MCKESSON CORP                COM            58155Q103    3,715    47,000 SH       DEFINED    1           X      0    0
MEDTRONIC INC                COM            585055106    1,968    50,000 SH       DEFINED    1           X      0    0
MERCER INTL INC              COM            588056101    1,919   141,600 SH       DEFINED    1           X      0    0
MICROSOFT CORP               COM            594918104   22,155   872,600 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP        COM            655844108    5,133    74,100 SH       DEFINED    1           X      0    0
NORTHEAST UTILS              COM            664397106      934    27,000 SH       DEFINED    1           X      0    0
PG & E CORP                  COM            69331C108    1,670    37,800 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC            COM            760759100   98,265 3,271,138 SH       DEFINED    1           X      0    0
SIMON PPTY INC               COM            828806109   24,111   225,000 SH       DEFINED    1           X      0    0
SOUTHERN CO                  COM            842587107      953    25,000 SH       DEFINED    1           X      0    0
STATE ST CORP                COM            857477103      494    11,000 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO           COM            891894107    2,745    49,500 SH       DEFINED    1           X      0    0
V F CORP                     COM            918204108    2,936    29,800 SH       DEFINED    1           X      0    0
WAL MART STORES INC          COM            931142103   29,567   568,050 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP        COM            976657106    1,696    55,600 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC             COM            98956102     1,755    29,000 SH       DEFINED    1           X      0    0